Intellectual Property	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intellectual Property

4. Intellectual Property

The attributable intellectual property relates to Sapientia’s various patents, which the Company is amortizing over 20 years, consistent with its accounting policy. During the year ended July 31, 2021, the Company recorded $15,256 in amortization on intellectual property (2020 - $15,255).

Costs			Accumulated Amortization			Net Book Value
July 31, 2020:
July 31, 2019	Additions	July 31, 2020	July 31, 2019	Amortization during the year	July 31, 2020	July 31, 2020
$305,130	$0	$305,130	$29,008	$15,255	$44,263	$260,866

July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the period	July 31, 2021	July 31, 2021
$305,130	$0	$305,130	$44,263	$15,256	$59,520	$245,610

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)